PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of December 31,
	2023	2024
	US$	US$
Machinery and laboratory equipment	5,201,479	5,116,503
Leasehold improvements	1,037,675	1,030,798
Electronic equipment	1,818,352	1,793,132
Furniture and tools	42,821	49,085
Vehicles	78,928	77,767
Software	363,943	358,952
Total property, equipment and software	8,543,198	8,426,237
Less: accumulated depreciation and amortization	(6,708,077)	(7,300,848)
Net book value	1,835,121	1,125,389